UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21910
Claymore Exchange-Traded Fund Trust 2
(Exact name of registrant as specified in charter)

227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (312) 827-0100

Date of fiscal year end: May 31

Date of reporting period: December 1, 2017 to February 28, 2018

Item 1.    Schedule of Investments.
Attached hereto.

Guggenheim Canadian Energy Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 99.5%
Energy - 95.0%
Crescent Point Energy Corp.[1]	163,753	$1,179,569
Vermilion Energy, Inc.[1]	35,487	1,170,668
Keyera Corp.	45,378	1,158,045
Suncor Energy, Inc.	33,457	1,102,918
Pembina Pipeline Corp.	32,764	1,055,014
AltaGas Ltd.[1]	50,756	1,046,532
Canadian Natural Resources Ltd.	33,171	1,029,030
PrairieSky Royalty Ltd.[1]	45,627	1,013,775
TransCanada Corp.	23,386	1,012,934
ARC Resources Ltd.	102,752	992,757
Enbridge, Inc.[1]	29,869	951,305
Parkland Fuel Corp.	41,714	943,110
Enbridge Income Fund Holdings, Inc.[1]	44,197	928,884
Inter Pipeline Ltd.	53,280	927,675
Cenovus Energy, Inc.	120,901	881,270
Whitecap Resources, Inc.	133,210	784,903
Gibson Energy, Inc.	45,604	593,651
Kinder Morgan Canada Ltd.[1,2]	32,910	490,818
ShawCor Ltd.	22,325	459,271
Peyto Exploration & Development Corp.[1]	52,615	418,423
Mullen Group Ltd.	33,072	380,960
Enerflex Ltd.	28,314	356,425
Secure Energy Services, Inc.	52,133	330,370
Pason Systems, Inc.	23,565	326,252
Freehold Royalties Ltd.	29,429	288,009
Ensign Energy Services, Inc.	41,254	211,204
TORC Oil & Gas Ltd.	43,625	208,022
Birchcliff Energy Ltd.	70,367	169,142
Total Energy		20,410,936

	Shares	Value
COMMON STOCKS† - 99.5% (continued)
Basic Materials - 4.5%
Cameco Corp.	110,151	$973,121
Total Common Stocks
(Cost $27,774,153)		21,384,057

	Face Amount
SECURITIES LENDING COLLATERAL††,3 - 28.3%
Repurchase Agreements
Citigroup Global Markets, Inc.	$1,417,115	1,417,115
issued 02/28/18 at 1.37%
due 03/01/18
Credit Suisse Securities (USA), LLC	1,417,115	1,417,115
issued 02/28/18 at 1.36%
due 03/01/18
Daiwa Capital Markets America	1,417,115	1,417,115
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	1,417,115	1,417,115
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	419,804	419,804
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $6,088,264)		6,088,264
Total Investments - 127.8%
(Cost $33,862,417)		$27,472,321
Other Assets & Liabilities, net - (27.8)%		(5,972,395)
Total Net Assets - 100.0%		$21,499,926

†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $490,818 (cost $433,133), or 2.3% of total net assets.

3	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$21,384,057	$—	$—	$21,384,057
Securities Lending Collateral	—	6,088,264	—	6,088,264
Total Assets	$21,384,057	$6,088,264	$—	$27,472,321

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1%
Financial - 94.3%
China Overseas Land & Investment Ltd.	1,118,992	$3,932,409
Country Garden Holdings Company Ltd.	2,117,559	3,810,107
Sun Hung Kai Properties Ltd.	219,195	3,661,046
CK Asset Holdings Ltd.	408,000	3,529,782
China Resources Land Ltd.	918,513	3,280,697
Link REIT	375,636	3,211,385
China Evergrande Group*,1	1,047,822	3,106,522
Henderson Land Development Company Ltd.	461,560	3,008,135
New World Development Company Ltd.	1,869,648	2,847,968
Hongkong Land Holdings Ltd.	398,800	2,747,732
Wharf Real Estate Investment Company Ltd.*	402,000	2,732,981
Sunac China Holdings Ltd.[1]	731,806	2,683,965
China Vanke Company Ltd. — Class H	445,891	2,002,871
Wheelock & Company Ltd.	270,149	1,969,509
Sino Land Company Ltd.	1,029,474	1,820,751
Hang Lung Properties Ltd.	687,934	1,643,945
Longfor Properties Company Ltd.	479,631	1,385,207
Fullshare Holdings Ltd.*,1	2,341,268	1,316,445
Zall Group Ltd.*	1,022,769	1,259,951
Swire Properties Ltd.	356,996	1,220,355
Hysan Development Company Ltd. — Class A	173,495	1,005,456
Hang Lung Group Ltd.	292,415	990,249
CIFI Holdings Group Company Ltd.	1,179,407	928,418
China Jinmao Holdings Group Ltd.	1,509,735	924,135
Shimao Property Holdings Ltd.	367,797	917,460
Kerry Properties Ltd.	201,131	913,729
Agile Group Holdings Ltd.	493,470	851,321
Guangzhou R&F Properties Company Ltd. — Class H	343,624	808,858
Sino-Ocean Group Holding Ltd.	1,023,804	730,046
KWG Property Holding Ltd.	469,847	659,262
Logan Property Holdings Company Ltd.	430,000	579,173
Fortune Real Estate Investment Trust	464,536	553,267
Champion REIT	689,224	490,585
Shenzhen Investment Ltd.	1,073,204	448,466
Yuexiu Property Company Ltd.	2,113,617	418,656
Great Eagle Holdings Ltd.	82,799	413,186
Kaisa Group Holdings Ltd.*,†††,2	768,000	409,257
Future Land Development Holdings Ltd.	520,000	407,345
Jiayuan International Group Ltd.*	374,000	391,908
SOHO China Ltd.	637,719	366,725
China Aoyuan Property Group Ltd.	439,000	355,114
Poly Property Group Company Ltd.*,1	661,177	337,969

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Financial - 94.3% (continued)
Yuzhou Properties Company Ltd.	543,000	$335,155
Greentown China Holdings Ltd.[1]	221,573	332,984
Shui On Land Ltd.	1,181,258	332,098
K Wah International Holdings Ltd.	448,385	291,081
China SCE Property Holdings Ltd.	561,000	276,009
China South City Holdings Ltd.	1,119,549	264,676
Yanlord Land Group Ltd.	210,663	264,354
Yuexiu Real Estate Investment Trust	383,335	255,220
Chinese Estates Holdings Ltd.	162,386	253,582
Sunlight Real Estate Investment Trust	348,044	242,398
Powerlong Real Estate Holdings Ltd.	478,000	239,449
Ronshine China Holdings Ltd.*	164,000	235,145
China Overseas Grand Oceans Group Ltd.	452,416	226,633
Times China Holdings Ltd.	196,000	225,423
Hopson Development Holdings Ltd.	227,829	216,902
Wang On Properties Ltd.*,1	1,292,000	203,080
Joy City Property Ltd.	1,214,000	201,679
Prosperity REIT	406,000	174,327
Carnival Group International Holdings Ltd.*	2,796,764	142,960
Renhe Commercial Holdings Company Ltd.*	5,543,929	140,984
Asian Growth Properties Ltd.††	76,080	–
Total Financial		69,926,487
Diversified - 5.0%
Swire Pacific Ltd. — Class A	166,394	1,684,077
Wharf Holdings Ltd.	402,306	1,506,340
Swire Pacific Ltd. — Class B	317,685	551,309
Total Diversified		3,741,726
Consumer, Cyclical - 0.5%
Red Star Macalline Group Corporation Ltd. — Class H3	342,678	410,322
Industrial - 0.3%
China Logistics Property Holdings Company Ltd.*	629,156	188,941
Total Common Stocks
(Cost $62,183,068)		74,267,476

	Face Amount
SECURITIES LENDING COLLATERAL††,4 - 0.1%
Repurchase Agreements
Citigroup Global Markets, Inc.	$49,243	49,243
issued 02/28/18 at 1.35%
due 03/01/18
Total Securities Lending Collateral
(Cost $49,243)		49,243
Total Investments - 100.2%
(Cost $62,232,311)		$74,316,719
Other Assets & Liabilities, net - (0.2)%		(154,765)
Total Net Assets - 100.0%		$74,161,954

Guggenheim China Real Estate ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted— See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $409,257, (cost $365,246) or 0.6% of total net assets.
3
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $410,322 (cost $380,573), or 0.6% of total net assets.

4	Securities lending collateral — See Note 3.

REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Common Stocks	$73,858,219	$—	*	$409,257	$74,267,476
Securities Lending Collateral	—	49,243		—	49,243
Total Assets	$73,858,219	$49,243		$409,257	$74,316,719

* Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1%
Financial - 22.3%
Zall Group Ltd.*,1	1,259,850	$1,552,011
KWG Property Holding Ltd.	584,287	819,837
Logan Property Holdings Company Ltd.	530,524	714,570
Guotai Junan Securities Company Ltd. — Class H*,2	262,445	609,050
China International Capital Corporation Ltd. — Class H2	295,129	577,789
Fanhua, Inc.[1]	17,133	572,242
China Reinsurance Group Corp. — Class H	2,560,853	569,420
Shenzhen Investment Ltd.	1,325,003	553,686
China Merchants Securities Company Ltd. — Class H2	359,466	536,537
Shanghai Industrial Holdings Ltd.	188,821	529,644
Kaisa Group Holdings Ltd.*,†††,3	992,204	528,733
Yuexiu Property Company Ltd.	2,612,326	517,438
Future Land Development Holdings Ltd.	646,123	506,145
Jiayuan International Group Ltd.*	463,197	485,376
SOHO China Ltd.	787,787	453,023
Noah Holdings Ltd.*	9,646	447,960
China Aoyuan Property Group Ltd.	541,633	438,135
Poly Property Group Company Ltd.*,1	816,700	417,466
Yuzhou Properties Company Ltd.	671,274	414,330
Greentown China Holdings Ltd.[1]	274,083	411,897
Shui On Land Ltd.	1,460,251	410,534
Greentown Service Group Company Ltd.	505,627	368,302
Everbright Securities Company Ltd. — Class H2	296,683	344,253
Guotai Junan International Holdings Ltd.	1,112,833	342,725
China SCE Property Holdings Ltd.	691,833	340,378
Orient Securities Company Ltd. — Class H2	345,688	331,318
China South City Holdings Ltd.	1,382,121	326,751
Yanlord Land Group Ltd.	256,642	322,051
Powerlong Real Estate Holdings Ltd.	589,066	295,086
Ronshine China Holdings Ltd.*	201,608	289,068
CSC Financial Company Ltd. — Class H2	335,155	288,244
China Overseas Grand Oceans Group Ltd.	560,125	280,589
Times China Holdings Ltd.	240,506	276,610
Hopson Development Holdings Ltd.	283,843	270,230
Joy City Property Ltd.	1,497,445	248,767
Skyfame Realty Holdings Ltd.*	400,511	234,411
Beijing Capital Land Ltd. — Class H	362,406	217,204
Huishang Bank Corporation Ltd. — Class H	399,234	213,257

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Financial - 22.3% (continued)
Central China Securities Company Ltd. — Class H1	495,900	$202,155
Bank of Chongqing Company Ltd. — Class H	232,887	196,123
Shengjing Bank Company Ltd. — Class H2	247,525	188,523
China Overseas Property Holdings Ltd.	539,632	182,744
LVGEM China Real Estate Investment Company Ltd.††	413,214	178,480
Renhe Commercial Holdings Company Ltd.*	6,849,714	174,191
Carnival Group International Holdings Ltd.*	3,339,493	170,702
Yirendai Ltd. ADR	4,183	158,410
Ground International Development Ltd.*	745,948	154,427
Shanghai Industrial Urban Development Group Ltd.	588,475	145,891
Redco Group[2]	375,213	141,928
China Minsheng Financial Holding Corporation Ltd.*	4,273,523	132,706
Central China Real Estate Ltd.*	267,007	114,305
China Electronics Optics Valley Union Holding Company Ltd.	1,277,460	109,376
Green Leader Holdings Group Ltd.*	2,065,537	106,902
Glorious Property Holdings Ltd.*	1,050,176	104,678
Beijing North Star Company Ltd. — Class H	295,641	102,006
China Financial International Investments Ltd.*	2,366,921	101,328
Colour Life Services Group Company Ltd.*	148,707	96,347
China Vast Industrial Urban Development Company Ltd.[2]	188,314	93,612
Fantasia Holdings Group Company Ltd.[1]	546,966	90,167
Beijing Enterprises Medical & Health Group Ltd.*	1,678,100	83,634
Xinyuan Real Estate Co. Ltd. ADR	13,447	80,682
Guorui Properties Ltd.	267,356	74,823
National Agricultural Holdings Ltd.*,†††,3	308,064	–
Mingfa Group International Company Ltd.*,†††,3	563,025	–
Total Financial		20,239,207
Consumer, Non-cyclical - 21.6%
Shenzhen International Holdings Ltd.	401,095	826,250
Dali Foods Group Company Ltd.[2]	865,409	825,010
Tsingtao Brewery Company Ltd. — Class H	145,179	797,758
Jiangsu Expressway Company Ltd. — Class H	507,696	790,224
Genscript Biotech Corp.[1]	248,616	746,614
Sihuan Pharmaceutical Holdings Group Ltd.	1,993,721	728,668

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Non-cyclical - 21.6% (continued)
Zhejiang Expressway Company Ltd. — Class H	605,311	$661,369
Luye Pharma Group Ltd.[1]	754,813	653,985
Wuxi Biologics Cayman, Inc.*,2	93,405	650,527
China First Capital Group Ltd.*	1,266,180	548,522
SSY Group Ltd.	707,276	536,877
Shandong Weigao Group Medical Polymer Company Ltd. — Class H	715,791	489,372
Uni-President China Holdings Ltd.	546,665	468,053
Health and Happiness H&H International Holdings Ltd.*	77,344	466,023
China Agri-Industries Holdings Ltd.	927,809	399,565
Tong Ren Tang Technologies Company Ltd. — Class H	230,408	389,838
Fu Shou Yuan International Group Ltd.	427,748	377,169
China Maple Leaf Educational Systems Ltd.	287,104	366,158
YiChang HEC ChangJiang Pharmaceutical Company Ltd. — Class H1,2	56,952	344,610
Qingdao Port International Company Ltd. — Class H2	462,642	335,809
CAR, Inc.*	337,994	302,347
Shenzhen Expressway Company Ltd. — Class H	295,345	298,164
Virscend Education Company Ltd.[2]	468,388	295,687
Livzon Pharmaceutical Group, Inc. — Class H	38,975	291,617
China Resources Phoenix Healthcare Holdings Company Ltd.	219,314	280,823
Zhou Hei Ya International Holdings Company Ltd.[2]	261,137	271,305
United Laboratories International Holdings Ltd.*	261,854	271,046
China Yuhua Education Corporation Ltd.[2]	466,566	263,533
Tibet Water Resources Ltd.*	618,477	259,237
Vinda International Holdings Ltd.	126,746	251,377
China Shengmu Organic Milk Ltd.*,1,2	1,660,090	250,330
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd. — Class H	89,431	242,854
Universal Medical Financial & Technical Advisory Services Company Ltd.[1,2]	288,995	238,204
Yihai International Holding Ltd.	177,058	238,029
Goodbaby International Holdings Ltd.	363,917	213,924
CP Pokphand Company Ltd.[1]	2,737,896	213,425
Lifetech Scientific Corp.*	892,247	213,219
Yuexiu Transport Infrastructure Ltd.	278,280	209,102
Microport Scientific Corp.	191,469	189,627

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Non-cyclical - 21.6% (continued)
China Modern Dairy Holdings Ltd.*,1	1,007,588	$180,264
Sinovac Biotech Ltd*,1	20,840	171,513
Wumart Stores, Inc. — Class H*,†††,3	322,551	171,471
China Shineway Pharmaceutical Group Ltd.	119,189	167,544
Tarena International, Inc.[1]	13,447	164,995
Wisdom Education International Holdings Company Ltd.	223,691	163,795
China Foods Ltd.	305,697	161,730
Hi Sun Technology China Ltd.*	776,345	161,712
Consun Pharmaceutical Group Ltd.	136,935	143,317
EHi Car-Services, Ltd.*	12,149	137,648
Dalian Port PDA Company Ltd. — Class H1	781,030	135,739
Anhui Expressway Company Ltd. — Class H	168,568	132,480
Sichuan Expressway Company Ltd. — Class H	351,750	126,760
China New Higher Education Group Ltd.[2]	187,588	124,894
Golden Meditech Holdings Ltd.	704,991	118,920
Bright Scholar Education Holdings Ltd. ADR*,1	6,091	110,247
Yestar Healthcare Holdings Company Ltd.	276,574	104,970
Dawnrays Pharmaceutical Holdings Ltd.	176,870	96,512
Shanghai Haohai Biological Technology Company Ltd. — Class H2	17,632	92,494
Qinhuangdao Port Company Ltd. — Class H	310,443	92,038
China Distance Education Holdings Ltd. ADR[1]	8,721	82,064
Xiamen International Port Company Ltd. — Class H	432,740	80,738
COFCO Meat Holdings Ltd.*,1	431,058	76,568
China Beidahuang Industry Group Holdings Ltd. — Class A*	1,650,171	74,861
Poly Culture Group Corporation Ltd. — Class H	37,538	69,365
Yashili International Holdings Ltd.*	377,047	66,975
YuanShengTai Dairy Farm Ltd.*	1,489,506	66,621
China Huiyuan Juice Group Ltd.*	222,871	59,810
China Animal Healthcare Ltd.*,†††,3	863,000	–
China Huishan Dairy Holdings Company Ltd.*,†††,3	1,348,437	–
Hua Han Health Industry Holdings Ltd.*,†††,3	2,279,911	–
Anxin-China Holdings Ltd.*,†††,3	2,827,938	–
Total Consumer, Non-cyclical		19,532,296
Industrial - 18.3%
Lee & Man Paper Manufacturing Ltd.	589,703	674,459

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Industrial - 18.3% (continued)
BYD Electronic International Company Ltd.	265,637	$658,551
China Communications Services Corp. Ltd. — Class H	1,005,188	598,594
SITC International Holdings Company Ltd.	536,494	582,751
China Resources Cement Holdings Ltd.	745,419	576,308
COSCO SHIPPING Holdings Company Ltd. — Class H*,1	1,086,706	570,759
Hollysys Automation Technologies Ltd.	21,409	565,412
Sinotrans Ltd. — Class H	904,562	502,836
China Energy Engineering Corporation Ltd. — Class H	2,614,503	487,799
AviChina Industry & Technology Company Ltd. — Class H1	872,624	486,197
BBMG Corp. — Class H1	984,055	482,892
China Railway Signal & Communication Corporation Ltd. — Class H2	597,834	469,081
Beijing Enterprises Clean Energy Group Ltd.*,1	14,458,252	461,907
Xinjiang Goldwind Science & Technology Company Ltd. — Class H1	274,006	431,390
Shanghai Electric Group Company Ltd. — Class H*	1,078,134	406,438
Guangshen Railway Company Ltd. — Class H	604,077	399,100
China National Materials Company Ltd. — Class H	450,181	376,239
FIT Hon Teng Ltd.[2]	652,726	368,682
Metallurgical Corporation of China Ltd. — Class H	1,209,770	367,942
China International Marine Containers Group Co. Ltd. — Class H	187,913	341,472
Greatview Aseptic Packaging Company Ltd.	473,878	337,303
Lonking Holdings Ltd.	794,586	332,038
China Water Affairs Group Ltd.	373,442	329,762
China Zhongwang Holdings Ltd.	597,151	326,608
COSCO SHIPPING Development Company Ltd. — Class H*	1,578,661	320,764
China High Speed Transmission Equipment Group Co. Ltd.[1]	179,902	310,362
Tianneng Power International Ltd.	301,578	298,676
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	544,749	289,593
China Lesso Group Holdings Ltd.	418,293	275,288
China Logistics Property Holdings Company Ltd.*	775,468	232,879
Zoomlion Heavy Industry Science and Technology Company Ltd. — Class H1	549,261	228,119
CT Environmental Group Ltd.[1]	1,226,263	214,686
China Machinery Engineering Corp. — Class H	348,414	211,934

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Industrial - 18.3% (continued)
Q Technology Group Company Ltd.[1]	144,390	$206,659
Chaowei Power Holdings Ltd.[1]	299,154	184,264
West China Cement Ltd.*	1,050,481	178,541
CPMC Holdings Ltd.	242,915	167,318
Sinotrans Shipping Ltd.[1]	538,461	155,511
CSSC Offshore and Marine Engineering Group Company Ltd. — Class H	104,523	149,599
SIIC Environment Holdings Ltd.[1]	372,432	144,992
Seaspan Corp.[1]	22,851	140,534
Dongfang Electric Corporation Ltd. — Class H*	143,312	119,590
Dongjiang Environmental Company Ltd. — Class H1	84,524	117,519
Harbin Electric Company Ltd. — Class H	287,963	116,653
AVIC International Holding HK Ltd.*	2,265,632	115,811
China Aircraft Leasing Group Holdings Ltd.	114,043	111,634
Chiho Environmental Group Ltd.*,1	209,398	109,712
Ozner Water International Holding Ltd.*,2	414,249	101,639
Honghua Group Ltd.*	948,611	99,403
COSCO SHIPPING International Hong Kong Company Ltd.	227,965	97,300
Sino Haijing Holdings Ltd.*	4,123,027	91,151
Tianjin Capital Environmental Protection Group Company Ltd. — Class H	150,912	87,940
Tianjin Port Development Holdings Ltd.*	583,100	84,947
Kangda International Environmental Co. Ltd.*,2	410,068	83,845
China Aerospace International Holdings Ltd.	725,973	81,640
China Singyes Solar Technologies Holdings Ltd.*	199,375	79,747
First Tractor Company Ltd. — Class H1	174,969	69,314
NVC Lighting Holding Ltd.	693,529	64,697
Jiangnan Group Ltd.	972,368	62,130
China Shanshui Cement Group Ltd.*,†††,3	2,598,948	–
Total Industrial		16,538,911
Consumer, Cyclical - 11.5%
Zhongsheng Group Holdings Ltd.	267,365	679,918
Li Ning Company Ltd.*	678,994	624,737
China Eastern Airlines Corporation Ltd. — Class H	666,074	563,481
BAIC Motor Corporation Ltd. — Class H2	442,492	560,940
GOME Retail Holdings Ltd.[1]	4,630,968	544,451
Red Star Macalline Group Corporation Ltd. — Class H2	425,133	509,053
China ZhengTong Auto Services Holdings Ltd.	470,026	425,260
Sinotruk Hong Kong Ltd.	280,027	356,417

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Cyclical - 11.5% (continued)
China Yongda Automobiles Services Holdings Ltd.	316,314	$355,713
Skyworth Digital Holdings Ltd.	785,108	346,137
China Travel International Investment Hong Kong Ltd.	916,242	344,236
China Dongxiang Group Company Ltd.	1,410,001	273,881
Imperial Pacific International Holdings Ltd.*	21,079,169	266,678
Golden Eagle Retail Group Ltd.	184,041	245,065
Digital China Holdings Ltd.*,1	432,431	244,805
Shanghai Jin Jiang International Hotels Group Co. Ltd. — Class H	518,552	225,967
China Harmony New Energy Auto Holding Ltd.*	310,535	223,815
Xiabuxiabu Catering Management China Holdings Company Ltd.[2]	117,715	220,829
Pou Sheng International Holdings Ltd.[1]	855,507	215,372
500.com Ltd. ADR*,1	11,108	199,167
Hisense Kelon Electrical Holdings Company Ltd. — Class H	152,407	187,945
China Lilang Ltd.	198,169	184,866
Xtep International Holdings Ltd.[1]	383,505	170,549
Dah Chong Hong Holdings Ltd.	341,845	169,496
Grand Baoxin Auto Group Ltd.*	382,471	156,893
Yadea Group Holdings Ltd.[2]	428,737	147,381
Xinhua Winshare Publishing and Media Company Ltd. — Class H	186,760	143,913
C.banner International Holdings Ltd.*	454,514	142,302
IMAX China Holding, Inc.*,2	48,167	136,647
Bosideng International Holdings Ltd.	1,529,769	130,978
Cosmo Lady China Holdings Company Ltd.[2]	308,443	129,679
Haichang Ocean Park Holdings Ltd.*,2	504,210	127,578
TCL Multimedia Technology Holdings Ltd.	273,367	126,460
Ajisen China Holdings Ltd.	258,932	121,106
New Provenance Everlasting Holdings Ltd.*,1	5,422,152	117,793
Citychamp Watch & Jewellery Group Ltd.[1]	477,046	104,855
Qingling Motors Company Ltd. — Class H	312,386	100,598
China Vanguard You Champion Holdings Ltd.*	977,515	98,685
NewOcean Energy Holdings Ltd.*	412,912	97,090
China Animation Characters Company Ltd.	217,860	85,192
361 Degrees International Ltd.	225,032	82,533
Kandi Technologies Group, Inc.*,1	13,779	74,407

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Consumer, Cyclical - 11.5% (continued)
Best Pacific International Holdings Ltd.	137,678	$73,895
Company-Prosperity Holdings Ltd.*	1,476,803	64,165
CWT International Ltd.*,1	1,651,284	63,306
CSMall Group Ltd.*,††	7,767	–
Total Consumer, Cyclical		10,464,234
Communications - 6.6%
ZTE Corp. — Class H*,1	314,389	1,108,857
51job, Inc. ADR*	9,295	608,544
Bitauto Holdings Ltd. ADR*,1	16,478	467,811
Sohu.com, Inc.*	12,836	431,931
Baozun, Inc. ADR*,1	12,165	427,722
Fang Holdings Ltd. ADR*,1	74,840	378,690
Yangtze Optical Fibre and Cable Joint Stock Limited Co. — Class H2	70,044	305,228
Tuniu Corp ADR*,1	29,976	231,115
Tian Ge Interactive Holdings Ltd.[2]	241,962	217,680
GDS Holdings Ltd. ADR*,1	8,067	211,355
Xunlei Ltd ADR*,1	13,946	178,091
CITIC Telecom International Holdings Ltd.	597,120	172,452
China All Access Holdings Ltd.	589,561	171,023
Xi'an Haitiantian Holdings Company Ltd.*	205,441	160,671
21Vianet Group, Inc. ADR*	19,083	145,603
Huayi Tencent Entertainment Company Ltd.*	2,659,888	137,663
Cogobuy Group[2]	235,984	130,879
O-Net Technologies Group Ltd.*	137,389	98,319
Comba Telecom Systems Holdings Ltd.	593,630	95,584
Jumei International Holding Ltd. ADR*,1	28,130	80,171
Vision Values Holdings Ltd.*,1	1,114,137	79,731
Renren, Inc. ADR*,1	7,042	64,434
Phoenix New Media Ltd. ADR*	11,256	58,306
Coolpad Group Ltd.*,†††,3	1,155,484	–
Total Communications		5,961,860
Basic Materials - 6.4%
Zijin Mining Group Company Ltd. — Class H	2,419,803	1,113,221
Kingboard Laminates Holdings Ltd.	364,077	641,123
MMG Ltd.*	871,196	611,206
Angang Steel Company Ltd. — Class H	458,395	507,291
Maanshan Iron & Steel Company Ltd. — Class H*	732,404	396,840
Fufeng Group Ltd.*	536,419	368,795
Zhaojin Mining Industry Company Ltd. — Class H	442,174	341,860
China Metal Resources Utilization Ltd.*,2	413,706	266,982
Huabao International Holdings Ltd.[1]	340,436	256,242
China BlueChemical Ltd. — Class H	748,406	226,665

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Basic Materials - 6.4% (continued)
Shandong Chenming Paper Holdings Ltd. — Class H1	106,570	$182,217
Daqo New Energy Corp. ADR*	3,018	148,304
Xingda International Holdings Ltd.	378,592	143,206
China Sanjiang Fine Chemicals Company Ltd.	290,847	118,936
Shougang Concord International Enterprises Company Ltd.*	3,619,334	111,467
China Silver Group Ltd.	466,000	107,786
Sinofert Holdings Ltd.*	742,149	105,272
North Mining Shares Company Ltd. — Class C*,1	4,521,876	88,989
Youyuan International Holdings Ltd.*	194,644	84,571
Total Basic Materials		5,820,973
Energy - 5.5%
Yanzhou Coal Mining Company Ltd. — Class H	738,783	1,106,480
Xinyi Solar Holdings Ltd.	1,830,491	757,899
Shougang Fushan Resources Group Ltd.	1,606,539	507,093
Sinopec Engineering Group Company Ltd. — Class H	504,496	488,681
China Coal Energy Company Ltd. — Class H	882,340	403,662
Sinopec Kantons Holdings Ltd.	416,004	251,985
CIMC Enric Holdings Ltd.*	238,215	218,267
China Everbright Greentech Ltd.*,2	244,084	216,470
Beijing Jingneng Clean Energy Co. Ltd. — Class H	834,580	214,370
China Suntien Green Energy Corporation Ltd. — Class H	720,881	172,268
JinkoSolar Holding Company Ltd. ADR*	9,142	163,368
Sinopec Oilfield Service Corp. — Class H*,1	884,695	140,189
JA Solar Holdings Company Ltd. ADR*	16,059	118,997
Concord New Energy Group Ltd.	2,659,022	118,929
Wasion Group Holdings Ltd.	186,365	98,359
Total Energy		4,977,017
Technology - 4.2%
Momo, Inc. ADR*	27,105	895,820
Chinasoft International Ltd.*,1	898,162	658,818
Kingdee International Software Group Company Ltd.*,1	768,477	553,871
Hua Hong Semiconductor Ltd.[2]	147,753	285,865
NetDragon Websoft Holdings Ltd.[1]	88,227	230,002
Cheetah Mobile Inc. ADR*,1	14,658	208,437
Changyou.com Ltd. ADR*	6,494	183,780
AGTech Holdings Ltd.*	1,286,088	151,202
Camsing International Holding Ltd.*	170,686	127,819
Leyou Technologies Holdings Ltd.*	501,625	107,052
Ju Teng International Holdings Ltd.	354,175	100,478

	Shares	Value
COMMON STOCKS† - 100.1% (continued)
Technology - 4.2% (continued)
Shanghai Fudan Microelectronics Group Company Ltd. — Class H*	124,000	$98,245
NQ Mobile, Inc. — Class A ADR*,1	40,113	88,650
Boyaa Interactive International Ltd.*	196,770	77,951
China Electronics Huada Technology Company Ltd.	365,819	54,228
Total Technology		3,822,218
Utilities - 2.8%
Huaneng Renewables Corporation Ltd. — Class H	1,978,249	662,340
China Power International Development Ltd.[1]	1,816,221	457,229
Datang International Power Generation Company Ltd. — Class H*	1,187,208	379,285
Huadian Fuxin Energy Corporation Ltd. — Class H	1,084,344	263,281
Huadian Power International Corporation Ltd. — Class H	687,716	240,801
China Oil & Gas Group Ltd.	1,821,023	155,916
China Datang Corporation Renewable Power Company Ltd. — Class H	959,662	118,957
China Power Clean Energy Development Company Ltd.	153,023	85,651
Tianjin Development Holdings Ltd.	176,839	80,676
Yunnan Water Investment Company Ltd. — Class H	147,880	62,173
Total Utilities		2,506,309
Diversified - 0.9%
Legend Holdings Corp. — Class H2	150,285	514,694
C C Land Holdings Ltd.*	685,948	158,660
CITIC Resources Holdings Ltd.	995,825	99,261
China Chengtong Development Group Ltd.*	1,252,379	71,219
Total Diversified		843,834
Total Common Stocks
(Cost $95,879,167)		90,706,859
RIGHTS†† - 0.0%
AVIC International Holding HK Ltd.
Expires 03/01/18	1,579,139	6,054
Total Rights
(Cost $25,281)		6,054

Guggenheim China Small Cap ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,4 - 6.7%
Repurchase Agreements
Citigroup Global Markets, Inc.	$1,411,532	$1,411,532
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	1,411,532	1,411,532
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	1,411,532	1,411,532
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	1,411,532	1,411,532
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	418,202	418,202
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $6,064,330)		6,064,330
Total Investments - 106.8%
(Cost $101,968,778)		$96,777,243
Other Assets & Liabilities, net - (6.8)%		(6,168,176)
Total Net Assets - 100.0%		$90,609,067

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2
Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $11,596,809 (cost $10,898,535), or 12.8% of total net assets.

3	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $700,204, (cost $5,758,907) or 0.8% of total net assets.
4	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$89,828,175	$178,480	$700,204	$90,706,859
Rights	—	6,054	—	6,054
Securities Lending Collateral	—	6,064,330	—	6,064,330
Total Assets	$89,828,175	$6,248,864	$700,204	$96,777,243

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

As of February 28, 2018, the Fund had a security with a total value of $178,480 transfer from Level 1 to Level 2 and a security with a total market value of $171,471 transfer from Level 2 to Level 3 due to the lack of an active market at period end and the subsequent use of a fair value price determined by the Fund's Valuation Committee.

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 99.9%
Financial - 42.3%
National Bank of Kuwait SAKP	1,116,382	$2,862,041
Banca Transilvania S.A.	3,906,722	2,505,686
Kuwait Finance House KSCP	1,087,753	2,133,133
Attijariwafa Bank	29,938	1,641,740
Guaranty Trust Bank plc	12,053,387	1,640,600
Bank Muscat SAOG	1,342,305	1,443,226
Equity Group Holdings Ltd.	3,090,511	1,341,050
KCB Group Ltd.	2,572,945	1,198,932
Grupo Financiero Galicia S.A. ADR	17,601	1,107,807
Banque Centrale Populaire	33,308	1,070,280
BRD-Groupe Societe Generale S.A.	281,851	1,032,989
Halyk Savings Bank of Kazakhstan JSC GDR*	68,708	948,170
Habib Bank Ltd.	427,732	806,169
Vingroup JSC*	171,760	716,264
BMCE Bank	26,398	655,674
MCB Bank Ltd.	321,972	636,080
Bank for Investment and Development of Vietnam JSC	330,300	566,054
United Bank Ltd.	316,392	539,966
Banco Macro S.A. ADR	4,496	508,543
Gulf Bank KSCP	575,055	499,715
Masan Group Corp.*	112,895	442,511
Grupo Supervielle S.A. ADR	14,325	439,921
Mabanee Company SAK	173,109	422,470
Boubyan Bank KSCP	262,744	415,527
Vincom Retail JSC*	175,010	413,743
Ominvest	353,560	376,470
BBVA Banco Frances S.A. ADR	11,953	280,656
Bao Viet Holdings	74,870	275,371
Douja Promotion Groupe Addoha S.A.	61,825	226,936
Bank for Foreign Trade of Vietnam JSC	64,624	209,573
Vietnam Joint Stock Commercial Bank for Industry and Trade	130,600	192,827
No. Va Land Investment Group Corp.*	48,940	184,517
Cresud S.A. ADR	7,767	174,214
Kuwait International Bank KSCP	195,701	152,469
Alimtiaz Investment Company KSCC	305,525	144,447
IRSA Inversiones y Representaciones S.A. ADR[1]	4,516	125,635
Saigon Securities, Inc.	72,590	117,703
Saigon Thuong Tin Commercial JSB*	121,500	85,958
National Gulf Holdings*,†††,2	51,616	–
Total Financial		28,535,067
Communications - 15.3%
MercadoLibre, Inc.	10,769	4,178,049
Safaricom plc	10,127,387	2,971,299
Mobile Telecommunications Company KSC	1,049,580	1,670,382
Maroc Telecom	66,616	1,068,662
Despegar.com, Corp.*,1	3,112	88,381
Telecom Argentina S.A. ADR	10,683	355,851
Total Communications		10,332,624

	Shares	Value
COMMON STOCKS† - 99.9% (continued)
Energy - 11.8%
KazMunaiGas Exploration Production JSC GDR	141,564	$1,967,739
Societatea Nationala de Gaze Naturale ROMGAZ S.A.	116,908	1,117,082
YPF S.A. ADR	46,997	1,086,101
PetroVietnam Gas JSC	210,520	1,053,664
Oil & Gas Development Company Ltd.	427,611	631,369
Pakistan Petroleum Ltd.	326,689	602,607
Nostrum Oil & Gas plc*	117,610	468,322
Pakistan State Oil Company Ltd.	159,905	430,743
Pakistan Oilfields Ltd.	72,090	407,263
Vietnam National Petroleum Group	31,220	123,332
PetroVietnam Technical Services Corp.	49,100	53,508
Total Energy		7,941,730
Consumer, Cyclical - 8.4%
Copa Holdings S.A. — Class A	31,456	4,277,072
Agility Public Warehousing Company KSC	292,547	823,047
Arcos Dorados Holdings, Inc. — Class A*	30,049	286,968
Vietjet Aviation JSC	30,404	267,206
Total Consumer, Cyclical		5,654,293
Consumer, Non-cyclical - 7.6%
Vietnam Dairy Products JSC	153,160	1,319,127
East African Breweries Ltd.	455,675	1,074,027
Cosumar	20,456	658,303
Nigerian Breweries plc	1,493,768	563,897
Nestle Nigeria plc	129,851	520,125
Saigon Beer Alcohol Beverage Corp.	28,790	297,553
Societe d'Exploitation des Ports	13,086	238,474
Adecoagro S.A.*	24,278	218,259
Human Soft Holding Company KSC	13,648	167,493
Thanh Thanh Cong Tay Ninh Jsc*	61,280	48,201
Total Consumer, Non-cyclical		5,105,459
Basic Materials - 6.6%
KAZ Minerals plc*	264,439	3,124,001
Engro Corporation Ltd.	190,950	519,328
Boubyan Petrochemicals Company KSCP	168,851	398,024
Fauji Fertilizer Company Ltd.	472,056	378,644
Total Basic Materials		4,419,997
Industrial - 4.4%
LafargeHolcim Maroc S.A.	3,651	799,593
Lucky Cement Ltd.	137,180	745,496
Hoa Phat Group JSC*	166,898	484,039
Ciments du Maroc	1,930	360,572
DG Khan Cement Company Ltd.	148,081	192,507
FLC Faros Construction JSC*	28,675	172,879
National Industries Group Holding SAK*	319,377	163,756

Guggenheim Frontier Markets ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Shares	Value
COMMON STOCKS† - 99.9% (continued)
Industrial - 4.4% (continued)
Ho Chi Minh City Infrastructure Investment JSC	35,930	$56,365
Total Industrial		2,975,207
Utilities - 3.5%
Pampa Energia SA ADR*	14,871	941,780
Societatea Energetica Electrica S.A.	178,385	537,037
Hub Power Company Ltd.	359,455	318,826
SUI Northern Gas Pipeline	231,153	240,657
Taqa Morocco	1,471	158,855
Empresa Distribuidora y Comercializadora Norte S.A. ADR*,1	2,426	140,320
Total Utilities		2,337,475
Total Common Stocks
(Cost $51,424,730)		67,301,852

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.4%
Repurchase Agreements
Credit Suisse Securities (USA), LLC	$250,000	$250,000
issued 02/28/18 at 1.36%
due 03/01/18
Deutsche Bank Securities, Inc.	36,095	36,095
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $286,095)		286,095
Total Investments - 100.3%
(Cost $51,710,825)		$67,587,947
Other Assets & Liabilities, net - (0.3)%		(204,001)
Total Net Assets - 100.0%		$67,383,946

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $0, (cost $0) or less than 0.1% of total net assets.
3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$67,301,852	$—	$—	*	$67,301,852
Securities Lending Collateral	—	286,095	—		286,095
Total Assets	$67,301,852	$286,095	$—	*	$67,587,947

* Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 87.8%
Consumer, Cyclical - 15.2%
Mitsui & Company Ltd.	8,500	$155,454
Yue Yuen Industrial Holdings Ltd.	33,000	141,273
Pearson plc	13,831	139,574
Man Wah Holdings Ltd.	148,717	137,594
Mitsubishi Corp.	4,800	135,671
Erste Group Bank AG	2,278	116,441
Far East Consortium International Ltd.	181,147	102,550
Halfords Group plc	20,020	97,705
Carnival plc	1,277	84,439
Taylor Wimpey plc	28,678	73,496
Lifestyle International Holdings Ltd.	48,000	70,540
Barratt Developments plc	9,119	67,723
Sekisui House Ltd.	3,652	64,309
Marks & Spencer Group plc	14,898	60,678
ANA Holdings, Inc.	1,500	60,489
Debenhams Plc[1]	149,283	58,128
Bridgestone Corp.	1,293	57,946
LVMH Moet Hennessy Louis Vuitton SE	178	53,515
Volkswagen AG*	258	51,763
Kering	99	46,849
Industria de Diseno Textil S.A.	1,283	39,058
adidas AG	120	26,725
Total Consumer, Cyclical		1,841,920
Financial - 15.1%
DBS Group Holdings Ltd.	7,200	156,208
Sumitomo Mitsui Financial Group, Inc.	3,131	137,499
Societe Generale S.A.	2,361	135,686
Tokio Marine Holdings, Inc.	2,900	134,965
BNP Paribas S.A.	1,637	130,516
Sun Hung Kai Properties Ltd.	6,654	111,137
Henderson Land Development Company Ltd.	17,000	110,794
Bankinter S.A.	9,264	102,458
CITIC Ltd.	61,000	88,710
CapitaLand Ltd.	30,400	83,420
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	339	76,118
Allianz AG	302	70,727
Svenska Handelsbanken AB — Class A	4,930	67,951
National Australia Bank Ltd. ADR	2,828	66,508
Barclays plc	22,488	66,153
Bank Hapoalim BM	8,724	62,520
Westpac Banking Corp.	2,460	58,985
Bank of East Asia Ltd.	12,400	54,590
Safran S.A.*	472	52,329
Banco Santander Brasil S.A. ADR	4,559	51,425
HDFC Bank Ltd. ADR	142	13,800
Grupo Financiero Galicia S.A. ADR	149	9,378
Fossal S.A.A.*	10	8
Total Financial		1,841,885

	Shares	Value
COMMON STOCKS† - 87.8% (continued)
Energy - 13.6%
Anadarko Petroleum Corp.	3,121	$178,022
SM Energy Co.[1]	9,562	175,367
Noble Energy, Inc.	5,374	160,306
EOG Resources, Inc.	1,503	152,434
Murphy Oil Corp.	5,638	142,923
Canadian Natural Resources Ltd.	4,145	130,402
Devon Energy Corp.	4,069	124,796
China Petroleum & Chemical Corp. ADR	1,573	124,424
Cabot Oil & Gas Corp. — Class A	5,000	120,800
Apache Corp.	3,289	112,319
Royal Dutch Shell plc — Class A	2,464	78,120
Delek Group Ltd.	372	64,132
Ultrapar Participacoes S.A. ADR	2,646	61,546
Vestas Wind Systems A/S	370	26,886
Total Energy		1,652,477
Communications - 9.5%
Mobile TeleSystems PJSC ADR	22,118	264,531
Telefonica Brasil S.A. ADR	7,550	118,309
Chunghwa Telecom Company Ltd. ADR	2,937	108,698
Publicis Groupe S.A.	1,292	97,762
ITV plc	37,896	83,544
Telekom Austria AG*	9,188	82,365
Telstra Corp., Ltd.	26,518	69,225
PCCW Ltd.	118,000	67,254
Vodafone Group plc	22,914	64,328
China Telecom Corporation Ltd. ADR[1]	1,319	57,258
SmarTone Telecommunications Holdings Ltd.	50,500	55,048
Internet Initiative Japan, Inc.	2,100	48,217
Telekomunikasi Indonesia Persero Tbk PT ADR	1,476	42,848
Total Communications		1,159,387
Basic Materials - 8.7%
Vedanta Ltd. ADR	8,455	170,622
UPM-Kymmene Oyj	3,792	130,561
Stora Enso Oyj — Class R	6,861	121,964
Koninklijke DSM N.V.	1,115	115,783
Braskem S.A. ADR	3,470	98,825
Sibanye Gold Ltd. ADR[1]	24,042	93,523
Vale S.A. ADR	6,690	91,854
Rio Tinto plc	1,248	67,510
Norsk Hydro ASA	8,943	60,821
Asahi Kasei Corp.	4,400	57,049
Novozymes A/S — Class B	591	30,495
Randgold Resources Ltd. ADR[1]	271	21,957
Total Basic Materials		1,060,964
Industrial - 8.2%
Hopewell Highway Infrastructure Ltd.	249,302	150,691
Amada Holdings Company Ltd.	9,900	133,231
NSK Ltd.	7,800	117,616
Deutsche Post AG*	2,498	114,677
Makita Corp.	1,900	90,277
Euronav N.V.	9,375	76,038
Vinci S.A.	737	73,097
Kyocera Corp.	935	55,668
HeidelbergCement AG	473	47,732

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 87.8% (continued)
Industrial - 8.2% (continued)
MTU Aero Engines AG	269	$45,144
MINEBEA MITSUMI, Inc.	1,370	31,584
Embraer S.A. ADR	1,144	30,568
Alps Electric Company Ltd.	1,100	30,463
Total Industrial		996,786
Consumer, Non-cyclical - 7.3%
Reckitt Benckiser Group plc	1,125	89,533
Marine Harvest ASA[1]	4,118	80,223
Atlantia SpA	2,581	79,894
Henkel AG & Company KGaA	653	78,727
Seven & i Holdings Company Ltd.	1,700	71,072
Kao Corp.	945	69,539
Wilmar International Ltd.	28,000	68,367
Ambev S.A. ADR	8,150	55,012
CTT-Correios de Portugal S.A.	12,958	53,893
Rentokil Initial plc	10,240	40,860
Fresenius Medical Care AG & Co. KGaA	327	34,738
Fomento Economico Mexicano SAB de CV ADR	352	32,490
Cia Cervecerias Unidas S.A. ADR	1,133	31,565
Dr Reddy's Laboratories Ltd. ADR	792	26,872
Kerry Group plc — Class A	247	24,688
Olympus Corp.	600	24,207
Shire plc	476	20,391
Total Consumer, Non-cyclical		882,071
Utilities - 6.0%
Power Assets Holdings Ltd.	19,500	165,837
Enel Generacion Chile S.A. ADR	5,333	150,390
Electricite de France S.A.	7,196	93,954
Cia de Saneamento Basico do Estado de Sao Paulo ADR	7,826	90,155
SSE plc	3,835	64,730
China Resources Power Holdings Company Ltd.	34,000	59,177
Engie S.A.	3,735	58,651
Centrica plc	25,007	49,272
Total Utilities		732,166
Technology - 4.2%
ChipMOS Technologies, Inc.*	5,790	99,183
Cie Generale des Etablissements Michelin — Class B*	570	88,082
Taiwan Semiconductor Manufacturing Company Ltd. ADR	1,840	79,764
Himax Technologies, Inc. ADR[1]	7,548	61,667
Silicon Motion Technology Corp. ADR	1,084	50,807
Ingenico Group S.A.	456	39,777
NetEase, Inc. ADR	127	37,255
ASML Holding N.V.	178	35,018
Dassault Systemes S.A.*	164	21,252
Total Technology		512,805
Total Common Stocks
(Cost $10,050,981)		10,680,461
PREFERRED STOCKS† - 2.3%
Utilities - 1.1%
Cia Paranaense de Energia ADR due [1]	17,314	135,915
Basic Materials - 0.6%
Sociedad Quimica y Minera de Chile S.A. ADR due [1]	1,533	76,496
Financial - 0.6%
Bancolombia S.A. ADR due	1,643	69,302
Total Preferred Stocks
(Cost $300,446)		281,713
ROYALTY TRUST† - 0.1%
Energy - 0.1%
BP Prudhoe Bay Royalty Trust[1]	586	11,808
Total Royalty Trust
(Cost $16,581)		11,808
CLOSED-END FUNDS† - 9.8%
PIMCO Dynamic Credit and Mortgage Income Fund	4,734	105,379
Nuveen Mortgage Opportunity Term Fund 2	4,544	94,548
BlackRock Multi-Sector Income Trust	4,658	80,723
Western Asset Global High Income Fund, Inc.	8,196	78,436
Barings Global Short Duration High Yield Fund	4,063	76,023
DoubleLine Income Solutions Fund	3,824	75,524
Western Asset High Income Fund II, Inc.	11,191	74,196
Wells Fargo Global Dividend Opportunity Fund	12,638	72,795
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	8,962	70,800
Nuveen Global High Income Fund	4,213	68,883
First Trust Intermediate Duration Preferred & Income Fund	2,966	68,455
BlackRock Limited Duration Income Trust	4,483	68,321
Western Asset High Yield Defined Opportunity Fund, Inc.	4,519	67,062
BlackRock Corporate High Yield Fund, Inc.	6,212	65,599
Prudential Global Short Duration High Yield Fund, Inc.	4,630	65,005
Western Asset High Income Opportunity Fund, Inc.	12,764	62,161
Nuveen Real Asset Income and Growth Fund	52	857
Total Closed-End Funds
(Cost $1,227,881)		1,194,767

Guggenheim International Multi-Asset Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,2 - 3.4%
Repurchase Agreements
Citibank	$250,000	$250,000
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	163,945	163,945
issued 02/28/18 at 1.35%
due 03/01/18
Total Securities Lending Collateral
(Cost $413,945)		413,945
Total Investments - 103.4%
(Cost $12,009,834)		$12,582,694
Other Assets & Liabilities, net - (3.4)%		(418,395)
Total Net Assets - 100.0%		$12,164,299

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Closed-End Funds	$1,194,767	$—	$—	$1,194,767
Common Stocks	10,680,461	—	—	10,680,461
Preferred Stocks	281,713	—	—	281,713
Royalty Trust	11,808	—	—	11,808
Securities Lending Cocllateral	—	413,945	—	413,945
Total Assets	$12,168,749	$413,945	$—	$12,582,694

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 99.8%
Basic Materials - 47.5%
International Paper Co.	194,937	$11,616,296
UPM-Kymmene Oyj	326,478	11,240,877
Stora Enso Oyj — Class R	501,982	8,923,436
Mondi plc	334,608	8,768,979
Smurfit Kappa Group plc	215,794	7,553,647
Oji Holdings Corp.	785,472	5,167,531
Empresas CMPC S.A.	1,138,924	4,396,388
West Fraser Timber Company Ltd.	62,324	4,347,383
Fibria Celulose S.A. ADR	227,120	4,269,856
Sappi Ltd.	507,690	3,294,636
Klabin S.A.	537,095	2,959,292
Mondi Ltd.	107,799	2,813,117
Suzano Papel e Celulose S.A.	403,024	2,698,198
Nine Dragons Paper Holdings Ltd.	1,491,000	2,690,366
Domtar Corp.	57,086	2,555,169
BillerudKorsnas AB	161,260	2,402,697
Holmen AB — Class B	45,288	2,353,631
Nippon Paper Industries Company Ltd.[1]	95,366	1,885,781
Canfor Corp.*	66,509	1,573,772
Interfor Corp.*	63,725	1,210,991
Neenah Paper, Inc.	15,312	1,173,665
Schweitzer-Mauduit International, Inc.	27,979	1,097,057
Shandong Chenming Paper Holdings Ltd. — Class H1	590,307	1,009,330
Navigator Company S.A.*	163,435	887,832
Daio Paper Corp.[1]	61,348	848,598
Ence Energia y Celulosa S.A.	123,413	810,554
PH Glatfelter Co.	39,710	810,481
Western Forest Products, Inc.	360,403	767,862
Cascades, Inc.	60,481	750,024
Hokuetsu Kishu Paper Co. Ltd.	114,453	743,320
Papeles y Cartones de Europa S.A.	36,904	563,525
Clearwater Paper Corp.*	14,973	562,985
Mercer International, Inc.	41,468	547,378
Semapa-Sociedade de Investimento e Gestao	22,214	521,275
Miquel y Costas & Miquel S.A.	12,230	499,697
Corticeira Amorim SGPS S.A.[1]	36,353	452,247
Resolute Forest Products, Inc.*	53,155	430,555
Pack Corp.	10,912	379,908
Canfor Pulp Products, Inc.	26,906	328,621
Tokushu Tokai Paper Company Ltd.	8,200	324,296
Altri SGPS S.A.	56,072	319,715
Youyuan International Holdings Ltd.*	316,000	137,298
Quintis Ltd.*,†††,1,2	312,667	–
Total Basic Materials		106,688,266
Industrial - 37.2%
WestRock Co.	174,123	11,450,328
Amcor Ltd.	1,039,217	11,256,359
Packaging Corporation of America	85,968	10,247,386
Sealed Air Corp.	164,510	6,970,289
DS Smith plc	972,376	6,425,628

	Shares	Value
COMMON STOCKS† - 99.8% (continued)
Industrial - 37.2% (continued)
Sonoco Products Co.	90,563	$4,344,307
Graphic Packaging Holding Co.	282,365	4,323,008
Louisiana-Pacific Corp.	131,930	3,760,005
Bemis Company, Inc.[1]	82,736	3,647,830
Huhtamaki Oyj[1]	83,457	3,541,218
Orora Ltd.	1,099,459	2,827,287
KapStone Paper and Packaging Corp.	79,483	2,773,162
Lee & Man Paper Manufacturing Ltd.	1,442,000	1,649,253
Metsa Board Oyj	174,734	1,551,473
Stella-Jones, Inc.	41,050	1,529,744
Boise Cascade Co.	35,112	1,415,014
Rengo Company Ltd.	160,472	1,400,116
Norbord, Inc.[1]	39,189	1,325,211
Duratex S.A.	283,722	994,719
Greatview Aseptic Packaging Company Ltd.	975,000	693,999
Mpact Ltd.	156,554	367,254
Daiken Corp.	12,600	322,366
Oeneo S.A.[1]	22,926	299,190
Ta Ann Holdings BHD	162,075	141,924
Polyplex Thailand PCL	286,939	141,687
Total Industrial		83,398,757
Financial - 8.4%
Weyerhaeuser Co. REIT	326,069	11,422,197
Rayonier, Inc. REIT	117,446	3,991,990
PotlatchDeltic Corp. REIT	54,989	2,812,687
CatchMark Timber Trust, Inc. — Class A REIT	39,018	510,355
Total Financial		18,737,229
Consumer, Non-cyclical - 6.7%
Avery Dennison Corp.	80,535	9,515,210
Svenska Cellulosa AB SCA — Class B	552,025	5,496,598
Total Consumer, Non-cyclical		15,011,808
Total Common Stocks
(Cost $156,745,540)		223,836,060

Guggenheim MSCI Global Timber ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Face Amount	Value
SECURITIES LENDING COLLATERAL††,3 - 0.8%
Repurchase Agreements
Citigroup Global Markets, Inc.	$441,608	$441,608
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	441,608	441,608
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	441,608	441,608
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	441,608	441,608
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	130,845	130,845
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $1,897,277)		1,897,277
Total Investments - 100.6%
(Cost $158,642,817)		$225,733,337
Other Assets & Liabilities, net - (0.6)%		(1,312,576)
Total Net Assets - 100.0%		$224,420,761

*	Non-income producing security.
†	Value determined based on Level 1 inputs, unless otherwise noted — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
†††	Value determined based on Level 3 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2	Security was fair valued by the Valuation Committee at February 28, 2018. The total market value of fair valued securities amounts to $0 (cost $469,081) or less than 0.1% of total net assets.
3	Securities lending collateral — See Note 3.

ADR	American Depositary Receipt
plc	Public Limited Company
REIT	Real Estate Investment Trust

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs		Total
Common Stocks	$223,836,060	$—	$—	*	$223,836,060
Securities Lending Collateral	—	1,897,277	—		1,897,277
Total Assets	$223,836,060	$1,897,277	$—		$225,733,337

* Includes a security with a market value of $0.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

Guggenheim Shipping ETF
SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

	Shares	Value
COMMON STOCKS† - 78.8%
Industrial - 69.9%
AP Moller - Maersk A/S — Class B	11,476	$18,845,319
Mitsui OSK Lines Ltd.	251,800	7,952,448
Golar LNG Ltd.[1]	231,453	6,253,860
Matson, Inc.	136,146	3,880,161
Euronav N.V.*,1	443,908	3,529,068
Ship Finance International Ltd.	232,300	3,356,735
Teekay Corp.[1]	415,888	3,160,749
COSCO SHIPPING Energy Transportation Company Ltd. — Class H	5,810,000	3,088,648
GasLog Ltd.	175,498	2,895,717
DHT Holdings, Inc.	707,070	2,658,583
Seaspan Corp.*,1	428,802	2,637,132
Costamare, Inc.	435,781	2,523,172
Frontline Ltd.[1]	520,670	2,068,923
Tsakos Energy Navigation Ltd.*	616,607	2,040,969
Nordic American Tankers Ltd.	956,833	1,999,781
Teekay Tankers Ltd. — Class A1	1,484,912	1,707,649
Total Industrial		68,598,914
Consumer, Non-cyclical - 4.5%
COSCO SHIPPING Ports Ltd.	4,585,126	4,458,974
Energy - 4.4%
Sembcorp Marine Ltd.[1]	2,700,421	4,327,696
Total Common Stocks
(Cost $85,175,500)		77,385,584
MASTER LIMITED PARTNERSHIPS† - 20.6%
Industrial - 20.6%
Teekay LNG Partners, LP1	195,659	3,619,692
GasLog Partners, LP1	153,463	3,606,380
Golar LNG Partners, LP1	177,650	3,284,749
KNOT Offshore Partners, LP1	137,077	2,727,832
Teekay Offshore Partners, LP1	1,041,646	2,614,531
Capital Product Partners, LP*	796,488	2,508,937
Dynagas LNG Partners, LP1	185,710	1,886,814
Total Industrial		20,248,935
Total Master Limited Partnerships
(Cost $21,466,267)		20,248,935

	Face Amount
SECURITIES LENDING COLLATERAL††,2 - 21.9%
Repurchase Agreements
Citigroup Global Markets, Inc.	$5,001,986	5,001,986
issued 02/28/18 at 1.37%
due 03/01/18
HSBC Securities (USA), Inc.	5,001,986	5,001,986
issued 02/28/18 at 1.37%
due 03/01/18
Daiwa Capital Markets America	5,001,986	5,001,986
issued 02/28/18 at 1.37%
due 03/01/18
RBC Dominion Securities, Inc.	5,001,986	5,001,986
issued 02/28/18 at 1.35%
due 03/01/18
Deutsche Bank Securities, Inc.	1,482,014	1,482,014
issued 02/28/18 at 1.39%
due 03/01/18
Total Securities Lending Collateral
(Cost $21,489,958)		21,489,958
Total Investments - 121.3%
(Cost $128,131,725)		$119,124,477
Other Assets & Liabilities, net - (21.3)%		(20,955,087)
Total Net Assets - 100.0%		$98,169,390

*	Non-income producing security.
†	Value determined based on Level 1 inputs — See Note 2.
††	Value determined based on Level 2 inputs — See Note 2.
1	All or a portion of this security is on loan at February 28, 2018 — See Note 3.
2	Securities lending collateral — See Note 3.

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at February 28, 2018 (See Note 2 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$77,385,584	$—	$—	$77,385,584
Master Limited Partnerships	20,248,935	—	—	20,248,935
Securities Lending Collateral	—	21,489,958	—	21,489,958
Total Assets	$97,634,519	$21,489,958	$—	$119,124,477

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes. Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

For the period ended February 28, 2018, there were no transfers between levels.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	February 28, 2018

Note 1 – Organization and Significant Accounting Policies
Organization
Claymore Exchange-Traded Fund Trust 2 (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), is an open-end, management investment company that was organized as a Delaware statutory trust on June 8, 2006.
The following seven portfolios have a reporting period ended on February 28, 2018:
    Guggenheim Canadian Energy Income ETF
    Guggenheim China Real Estate ETF
    Guggenheim China Small Cap ETF
    Guggenheim Frontier Markets ETF
    Guggenheim International Multi-Asset Income ETF
    Guggenheim MSCI Global Timber ETF
    Guggenheim Shipping ETF
Guggenheim Fund Investment Advisors, LLC ("GFIA" or the "Investment Adviser") provides advisory services. Guggenheim Fund Distributors, LLC ("GFD") acts as principal underwriter for the Trust. GFIA and GFD are affiliated entities.
Significant Accounting Policies
The Funds operate as investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
The net asset value ("NAV") per share of a fund is calculated by dividing the market value of a fund's securities and other assets, less all liabilities, by the number of outstanding shares of that fund.
(a) Valuation of Investments
The Board of Trustees of the Funds (the "Board") has adopted policies and procedures for the valuation of the Funds' investments (the "Valuation Procedures"). Pursuant to the Valuation Procedures, the Board has delegated to a valuation committee, consisting of representatives from Guggenheim's investment management, fund administration, legal and compliance departments (the "Valuation Committee"), the day-to-day responsibility for implementing the Valuation Procedures, including, under most circumstances, the responsibility for determining the fair value of the Funds' securities and/or other assets.
Valuations of the Funds' securities are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Valuation Committee convenes monthly, or more frequently as needed, to review the valuation of all assets which have been fair valued for reasonableness. The Funds' officers, through the Valuation Committee and consistent with the monitoring and review responsibilities set forth in the Valuation Procedures, regularly review procedures used and valuations provided by the pricing services.
If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Valuation Committee.
Equity securities listed on an exchange (New York Stock Exchange ("NYSE") or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date, which may not necessarily represent the last sale price. If there has been no sale on such exchange or NASDAQ on a given day, the security is valued at the closing bid price on that day.
Closed-end investment companies ("CEFs") are valued at the last quoted sales price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	February 28, 2018

Repurchase agreements are valued at amortized cost, provided such amounts approximate market value.
Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the NYSE. The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of business at 4:00 pm. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities such as World Equity Benchmark Securities. In addition, the Board has authorized the Valuation Committee and GFIA are authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.
Investments for which market quotations are not readily available are fair-valued as determined in good faith by GFIA under the direction of the Board using methods established or ratified by the Board. Valuations in accordance with these methods are intended to reflect each security's (or asset's or liability's) "fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over Treasuries, and other information analysis.
Note 2 – Fair Value Measurement
In accordance with U.S. GAAP, fair value is defined as the price that the Funds would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:
Level 1 — quoted prices in active markets for identical assets or liabilities.
Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.
The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.
Independent pricing services are used to value a majority of the Funds' investments. When values are not available from a pricing service, they will be determined under the valuation policies that have been reviewed and approved by the Board. In any event, values are determined using a variety of sources and techniques, including: market prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics or based on inputs such as anticipated cash flows or collateral spread over Treasuries, and other information and analysis.
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability of the techniques and sources employed to determine fair valuation are regularly monitored and subject to change.
Note 3 – Portfolio Securities Loaned
Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds' securities lending agent to earn additional income. The Funds receive cash collateral and/or high grade debt obligations valued at 102% of the market value of domestic securities on loan and 105% of foreign securities on loan. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities, as determined at the close of fund business on the preceding business day; any additional collateral required due to changes in security

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	February 28, 2018
values is delivered to the Fund the next business day. The cash collateral received is held in a separately managed account established for each respective Fund and maintained by the lending agent exclusively for the investment of securities lending cash collateral on behalf of each Fund. The lending agent aggregates the available collateral in all the separately managed accounts to invest in short-term investments valued at amortized cost, which approximates market value. Each separately managed account is allocated a percentage of the aggregated repurchase agreement and the related collateral. Although the collateral mitigates the risk, the Funds could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities. The Funds have the right under the securities lending agreement to recover the securities from the borrower on demand. Securities lending transactions are accounted for as secured borrowings. The remaining contractual maturity of the securities lending agreement is overnight and continuous.
Each Fund separately receives compensation for lending securities from interest or dividends earned on the cash, cash equivalents, repurchase agreements, or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees paid to the lending agent. Such compensation is accrued daily and payable to the Fund monthly. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. These payments from the borrower are not eligible for reduced tax rates as "qualified dividend income" under the Jobs and Growth Tax Reconciliation Act of 2003. The Funds retain all or a portion of the interest received on investment of cash collateral or receives a fee from the borrower.
At February 28, 2018, the Funds participated in securities lending transactions, which are subject to enforceable netting arrangements, as follows:
Fund	Value of Securities Loaned	Cash Collateral	Non-Cash Collateral	Total Collateral
Guggenheim Canadian Energy Income ETF	$5,556,833	$6,088,264	$—	$6,088,264
Guggenheim China Real Estate ETF	4,325,582	49,243	4,881,866	4,931,109
Guggenheim China Small Cap ETF	10,491,054	6,064,330	5,834,595	11,898,925
Guggenheim Frontier Markets ETF	279,940	286,095	—	286,095
Guggenheim International Multi-Asset Income ETF	495,103	413,945	119,099	533,044
Guggenheim MSCI Global Timber ETF	3,982,561	1,897,277	2,468,240	4,365,517
Guggenheim Shipping ETF	21,791,461	21,489,958	2,103,153	23,593,111

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. GI, acting under the supervision of the Board, reviews the value of the collateral and the creditworthiness of those banks and dealers to evaluate potential risks.
The following represents the aggregate collateral balances reinvested by the lending agent on behalf of the Funds with each counterparty for the repurchase agreements at February 28, 2018:
Counterparty and Terms of Agreement	Face Value	Repurchase Price	Collateral	Par Value	Fair Value
Citigroup Global Markets, Inc.			Various U.S. Government obligations and U.S. Government agency securities
1.35% - 1.37%
Due 03/01/18	$8,321,484	$8,321,801		$24,351,436	$8,487,915

Daiwa Capital Markets America			Various U.S. Government obligations and U.S. Government agency securities
1.37%
Due 03/01/18	8,272,241	8,272,556		20,533,122	8,437,416

RBC Dominion Securities, Inc.			Various U.S. Government obligations and U.S. Government agency securities
1.35%
Due 03/01/18	8,272,241	8,272,552		36,917,299	8,437,686

HSBC Securities (USA), Inc.			Various U.S. Government obligations and U.S. Government agency securities
1.35% - 1.37%
Due 03/01/18	7,019,071	7,019,338		15,153,708	7,159,501

Deutsche Bank Securities, Inc.			Various U.S. Government obligations and U.S. Government agency securities
1.39%
Due 03/01/18	2,486,960	2,487,055		2,674,292	2,536,699

Credit Suisse Securities (USA), LLC			Various U.S. Government obligations and U.S. Government agency securities
1.36%
Due 03/01/18	1,667,115	1,667,178		1,706,917	1,700,458

Citibank			Various U.S. Government obligations and U.S. Government agency securities
1.37%
Due 03/01/18	250,000	250,010		531,765	255,000

Each Fund's exposure to each respective counterparty is identified in the Schedule of Investments. Under the terms of the agreement, each Fund participates in the earnings generated by each security it has exposure to on a pro rata basis.
Note 4 – Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all taxable net investment income and capital gains

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (continued)	February 28, 2018
sufficient to relieve the Funds from all, or substantially all, federal income, excise and state income taxes. Therefore, no provision for federal or state income tax is required.
Tax positions taken or expected to be taken in the course of preparing the Funds' tax returns are evaluated to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds' tax positions taken, or to be taken, on federal income tax returns for all open tax years, and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds' federal tax returns are subject to examination by the Internal Revenue Service for a period of three years after they are filed.
At February 28, 2018, the cost of securities for federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost, and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:
Fund	Tax Cost	Tax Unrealized Gain	Tax Unrealized Loss	Net Unrealized Gain (Loss)
Guggenheim Canadian Energy Income ETF	$34,775,783	$305,292	$(7,608,754)	$(7,303,462)
Guggenheim China Real Estate ETF	63,010,304	13,951,206	(2,644,791)	11,306,415
Guggenheim China Small Cap ETF	103,668,045	13,717,369	(20,608,171)	(6,890,802)
Guggenheim Frontier Markets ETF	53,610,260	14,977,149	(999,462)	13,977,687
Guggenheim International Multi-Asset Income ETF	12,014,462	1,203,447	(635,215)	568,232
Guggenheim MSCI Global Timber ETF	161,071,823	67,280,382	(2,618,868)	64,661,514
Guggenheim Shipping ETF	137,147,397	1,647,587	(19,670,507)	(18,022,920)
Note 5 – Subsequent Event
Invesco Ltd. (NYSE: IVZ) announced on April 9, 2018, that it had completed its previously announced acquisition of Guggenheim Investments’ exchange-traded funds (ETF) business. Effective as of the close of business on April 6, 2018, substantially all of the Guggenheim ETFs have been reorganized into corresponding newly created exchange-traded funds of Invesco’s PowerShares family of ETFs in a tax-free transaction. A small number of Guggenheim ETFs are still awaiting shareholder approval to reorganize into PowerShares ETFs, and will be reorganized when that approval is received.

OTHER INFORMATION (Unaudited)

Sector Classification
Information in the "Schedule of Investments" is categorized by sectors using sector-level classifications used by Bloomberg Industry Classification System, a widely recognized industry classification system provider. In the Fund's registration statement, the Fund has investment policies relating to concentration in specific industries. For purposes of these investment policies, the Fund usually classifies industries based on industry-level classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.

Item 2.    Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Exchange-Traded Fund Trust 2

By: /s/ Brian E. Binder
       Brian E. Binder
       President and Chief Executive Officer
Date: 4/30/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Brian E. Binder
      Brian E. Binder
      President and Chief Executive Officer
Date: 4/30/18

By: /s/ John L. Sullivan
       John L. Sullivan
       Chief Financial Officer, Chief Accounting Officer and Treasurer
Date: 4/30/18